Derivative Liabilities (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about derivative liabilities [Table Text Block]
	Number
	of Warrants	Amount
Warrants denominated in foreign currency
Balance – September 1, 2016	6,466,513	$411,418
Decrease in fair value	-	(229,747)

Balance – August 31, 2017	6,466,513	181,671
Decrease in fair value	-	(181,617)
Balance – August 31, 2018	6,466,513	$54

A1, B1 and C1 Warrants
Balance – September 1, 2016	-	$-
Issued	6,900,000	236,488
Decrease in fair value	-	(103,326)

Balance – August 31, 2017	6,900,000	133,162
Issued	10,000,000	357,204
Decrease in fair value	-	(380,599)
Balance – August 31, 2018	16,900,000	$109,767

Total derivative liabilities		$109,821